Business Combination	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business combination

Note 4 — Business combination

Acquisition of Fe-da Electronics

On September 27, 2020, VIYI entered into Acquisition Framework Agreement, which was amended and supplemented on September 28, 2020, to acquire 100% equity interests of Fe-da Electronics Company Pte Ltd. (“Fe-da Electronics”), a provider of Internet of Things solutions based in Singapore, to accelerate the development of the Company’s computer chip and intelligent chip business. The transaction consummated on September 28, 2020. According to the agreement, acquisition consideration is up to USD 35 million (approximately RMB 228.4 million) to acquire the 100% equity interests of Fe-da Electronics. Pursuant to the amended and supplemented agreement, VIYI is to pay USD 15 million (approximately RMB 97.9 million) in cash, and the remaining cash payments for this acquisition are expected to be made in three installments during the next three years, subject to the fulfilment of certain performance conditions by Fe-da Electronics. The first payment of USD 6 million (approximately RMB 39.1 million) is due on March 31, 2022 if the net income of Fe-da Electronics for the year of 2021 is at least USD 3 million (approximately RMB 19.6 million); the second payment of USD 6 million (approximately RMB 39.1 million) is due on March 31, 2023 if the net income of Fe-da Electronics for the year of 2022 is at least USD 6 million (approximately RMB 39.1 million); and the third payment of USD 8 million (approximately RMB 52.2 million) is due on March 31, 2024 if the net income of Fe-da Electronics for the year of 2023 is at least USD 9 million (approximately RMB 58.7 million). On March 26, 2020, the Company and Fe-da Electronics signed a second amended agreement to amend the terms of payment for the three installments above to be settled altogether on March 31, 2024 instead of over three years. If Fe-da Electronics is unable to meet the performance target in any year, the Company is entitled to a refund of consideration in two times the difference of actual and target net income up to USD 20 million. VIYI paid USD 15 million (approximately RMB 97.9 million) on November 27, 2020.

The main businesses of Fe-da Electronics are the customization of central processing units (“CPU”) for computers and servers and the production of storage devices, including SSD and RAM storage devices. After integrating Fe-da Electronics into VIYI, the Company plans to both retain and strengthen Fe-da Electronics’ current team, fostering meaningful synergies in its development of central processing algorithm services. The Company also plans to utilize Fe-da Electronics’ existing artificial intelligence (“AI”) and cloud computing technologies to further unlock its potential in the development of cloud service solutions.

The Company’s acquisition of Fe-da Electronics was accounted for as a business combination in accordance with ASC 805. Management estimated the fair value of consideration including any contingent consideration based on the present value of the probability-weighted expected amount of the future payments. The Company then allocated the fair value of consideration of Fe-da Electronics based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from independent appraisers. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The following table summarizes the fair value of consideration to acquire Fe-da Electronics on September 28, 2020:

	RMB	USD
Present value of cash to be paid by November 30, 2020	101,472,360	14,867,309
Present value of contingent cash installments	1,949,926	285,695
Total consideration at fair value	103,422,286	15,153,004

As of December 31, 2020 and 2021, acquisition payable amounted to RMB 1,864,131, net of discount of RMB 1,830,546, and RMB 0, respectively. During the years ended December 31, 2020 and 2021, a total of RMB 914,864 and RMB 556,909 (USD 87,349) was recorded for amortization expense of acquisition payable discount, respectively.

The change in fair value measurement of acquisition payable amounted to RMB 3,239,892 (USD 508,163) for the year ended December 31, 2021 and the acquisition payable decreased to RMB 0.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Fe-da Electronics based on valuation performed by an independent valuation firm engaged by the Company and translated the fair value from USD to RMB using the exchange rate on September 28, 2020 at the rate of USD 1.00 to RMB 6.8252.

	Fair value	Fair value
	RMB	USD
Cash and cash equivalents	2,413,276	353,583
Other current assets	42,183,452	6,180,544
Plant and equipment	9,930	1,455
Intangible assets	30,353,889	4,447,326
Other noncurrent assets	89,252	13,078
Total assets	75,049,799	10,995,986
Total liabilities	(27,170,661)	(3,980,933)
Fair value of net assets acquired	47,879,138	7,015,053
Goodwill	55,543,148	8,137,951
Total consideration	103,422,286	15,153,004

Customer relationship, including the customer list, the awareness of customer views and expectations and continuous interactions with customers, with a fair value of approximately RMB 27.3 million (USD 4.0 million) and estimated finite useful life of 4 years and technology know-hows, including the central processing algorithm technology and the artificial intelligence (“AI”) and cloud computing technologies, with a fair value of approximately RMB 3.1 million (USD 0.4 million) and estimated finite useful life of 5 years were raised from the acquisition.

Approximately RMB 55.5 million (USD 8.1 million) of goodwill arising from the acquisition is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The amount of revenue and net income what resulted from the acquisition and included in the consolidated statements of operations and comprehensive income (loss) during the twelve months ended December 31, 2020 were RMB 124,413,884 (USD 19,067,554) and RMB 7,734,713 (USD 1,185,415), respectively.

Unaudited pro forma revenue and net income for the year ended December 31, 2020 were RMB 478,653,124 (USD 73,357,925) and RMB 8,956,366 (USD 1,372,644), respectively as if the acquisition happened on January 1, 2020.

Acquisitions of Shenzhen Yichong, Shenzheng Shengtang and Tianjin Yaodi

On January 22, 2021, Shenzhen ICinit purchased 100% equity interests of Shenzhen Yichong Micro-Electronic Technology Co., Ltd. (“Shenzhen Yichong”), together with its 80% owned subsidiary, Shenzhen Saineng Micro-Electronic Electronic Co., Ltd. (“Shenzhen Saineng”), a provider of electronic components, for RMB 2 (approximately USD 0.3). On March 1, 2021, Shenzhen ICinit purchased 100% equity interests of Shenzhen Shengtang Micro-Electronic Technology Co. (“Shenzhen Shengtang”), Ltd., a provider of electronic components, for RMB 2 (approximately USD 0.3). On May 28, 2021, Shenzhen ICinit purchased 100% equity interests of Tianjin Yaodi Tomorrow Technology Co. (“Tianjin Yaodi”), Ltd., a provider of electronic components, for RMB 2 (approximately USD 0.3).

The Company’s acquisitions of Shenzhen Yichong, Shenzheng Shengtang and Tianjin Yaodi were accounted for as business combination in accordance with ASC 805. The Company then allocated the fair value of consideration of Shenzhen Yichong, Shenzheng Shengtang and Tianjin Yaodi based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the Business Combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from independent appraisers. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Shenzhen Yichong and translated the fair value from USD to RMB using the exchange rate on January 22, 2021 at the rate of USD 1.00 to RMB 6.4617, the net purchase price allocation on the date of the acquisition of Shenzheng Shengtang and translated the fair value from USD to RMB using the exchange rate on March 1, 2021, 2021 at the rate of USD 1.00 to RMB 6.4754, and the net purchase price allocation on the date of the acquisition of Tianjin Yaodi and translated the fair value from USD to RMB using the exchange rate on May 28, 2021, 2021 at the rate of USD 1.00 to RMB 6.3858.

	Fair value	Fair value
	RMB	USD
Cash	7,252,052	1,122,073
Other current assets	14,478,000	2,238,141
Plant and equipment	987,482	152,736
Current liabilities	(16,936,210)	(2,619,871)
Net assets of acquirees	5,781,324	893,079
Gain on acquisition	(5,781,318)	(893,078)
Total consideration	6	1

The amount of sales and net income (loss) that resulted from the acquisitions and included in the consolidated statements of income and comprehensive income during the year ended December 31, 2021 were RMB 103,201,670 (USD 15,947,348) and RMB (783,032) (USD 120,999), respectively.

The Company subsequently deconsolidated ICinit on October 1, 2021, as a result the above acquired companies were deconsolidated as of December 31, 2021. See Note 5 for details.

Acquisition of Shanghai Guoyu

On July 1, 2021, Weidong acquired 99% interest of Shanghai Guoyu Information Technologies Co., Ltd (“Shanghai Guoyu”). The remaining 1% of Shanghai Guoyu is acquired by YY Online. The aggregate purchase price is RMB 20,000,000. On July 19, 2021 Shanghai Guoyu established 100% owned subsidiary Kashi Guoyu Information Technologies Co., Ltd (“Kashi Guoyu”). On July 14, 2021, Weidong transferred its 100% equity interest of Horgas 233 and Horgas Weidong to Shanghai Guoyu.

Shanghai Guoyu is committed to the R&D and application of intelligent visual algorithm technology, using image recognition, data analysis and modeling, virtual imaging, visual artificial intelligence algorithm and other technologies, integrating algorithm and data processing capabilities, and integrating functions from data processing to algorithm application, so as to provide customers with a full stack of intelligent visual algorithm services. At present, Shanghai Guoyu mainly serves the Internet marketing industry. The development of Shanghai Guoyu’s business is closely related to the progress and development of the computer vision industry and the Internet marketing industry.

The Company’s acquisition of Shanghai Guoyu was accounted for as business combination in accordance with ASC 805. The Company then allocated the fair value of consideration of Shanghai Guoyu based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the Business Combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from independent appraisers. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Shanghai Guoyu based on valuation performed by an independent valuation firm engaged by the Company and translated the fair value from USD to RMB using the exchange rate on July 1, 2021 at the rate of USD 1.00 to RMB 6.4709.

	Fair value	Fair value
	RMB	USD
Copyright	8,955,000	1,383,888
Goodwill	13,283,750	2,052,844
Deferred tax liabilities	(2,238,750)	(345,972)
Total consideration	20,000,000	3,090,760

Software consists of mainly data algorithm software, with a fair value of approximately RMB 9.0 million (USD 1.4 million) and estimated finite useful life of 6 years.

The amount of sales and net income that resulted from the acquisitions and included in the consolidated statements of income and comprehensive income during the year ended December 31, 2021 were immaterial.

Pro forma results of operations for the acquisition described above have not been presented because it is not material to the consolidated statements of income and comprehensive income.

Acquisitions of Tapuyu and Pengcheng Keyi

On November 17, 2021, Viwotong Tech entered into Acquisition Framework Agreement to acquire 100% equity interests of Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”), a provider of E-commerce services and application of intelligent visual algorithm technology. The aggregate purchase price is RMB 2 (USD 0.3) and the transaction consummated on November 19, 2021. On November 17, 2021, Viwotong Tech entered into Acquisition Framework Agreement to acquire 100% equity interests of Pengcheng Keyi (Xi’an) Intelligence Technology Co., Ltd. (“Pengcheng Keyi”), a provider of testing equipment development and sales. The aggregate purchase price is RMB 2 (USD 0.3) and the purchase consummated on December 7, 2021.

The Company’s acquisitions of Tapuyu and Pengcheng Keyi were accounted for as business combination in accordance with ASC 805. The Company then allocated the fair value of consideration of Tapuyu and Pengcheng Keyi based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the Business Combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from independent appraisers. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Tapuyu and translated the fair value from USD to RMB using the exchange rate on November 19, 2021 at the rate of USD 1.00 to RMB 6.3825 and the net purchase price allocation on the date of the acquisition of Pengcheng Keyi and translated the fair value from USD to RMB using the exchange rate on December 7, 2021 at the rate of USD 1.00 to RMB 6.3738.

	Fair value	Fair value
	RMB	USD
Cash	161,638	25,335
Other current assets	1,701,734	266,815
Current liabilities	(1,863,372)	(292,150)
Total consideration	—	—

The amount of sales and net income that resulted from the acquisitions and included in the consolidated statements of income and comprehensive income during the year ended December 31, 2021 were immaterial.

Pro forma results of operations for the acquisition described above have not been presented because it is not material to the consolidated statements of income and comprehensive income.